SEGMENTED INFORMATION	12 Months Ended
Jan. 31, 2012
SEGMENTED INFORMATION [Text Block]

NOTE 8 - SEGMENTED INFORMATION

At January 31, 2012 and 2011, the Company and its subsidiary operated in two reportable segments. Identifiable assets and net loss in each geographic area are as follows:

	January 31,	January 31,
	2012	2011

Identifiable assets
Canada	$9,297,302	$6,035,574
Argentina	1,349,008	927,594
	$10,646,310	$6,963,168

	Year	Year	Year
	Ended	Ended	Ended
	January 31,	January 31,	January 31,
	2012	2011	2010

Net loss for the year
Canada	$2,569,352	$1,775,834	$1,628,987
Argentina	6,429,030	3,388,364	1,029,309
	$8,998,382	$5,164,198	$2,658,296